Financial Instruments - Schedule of Fair Value Hierarchy of Assets and Liabilities Measured At Fair Value On a Recurring Basis (Details) - USD ($) $ in Millions	Mar. 31, 2026		Mar. 31, 2025		Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 10,357		$ 11,333
Financial liabilities	3,570		3,468
Financial Liability Under Option Arrangements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	93		77
Other Liabilities Including Contingent Consideration
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	11		3
Derivative Financial Instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	63		7
Mutual Fund Units
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	251		229
Mutual Fund Units | Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	251		229
Target Maturity Fund Units
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets			54
Target Maturity Fund Units | Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets			54
Quoted Debt Securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	981		1,602
Quoted Debt Securities | Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	981	[1]	1,602	[2]
Certificates of Deposit
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	844		410
Certificates of Deposit | Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	844		410
commercial paper
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	127		426
commercial paper | Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	127		426
Unquoted Investments Others
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	28		23
Unquoted Investments Others | Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	28		23
Unquoted Equity and Preference Securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	72		23
Unquoted Equity and Preference Securities | Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	72		23
Quoted Equity Securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	6		7
Quoted Equity Securities | Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	6		7
Derivative Financial Instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	9		23
Level 1 | Mutual Fund Units
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	251		229
Level 1 | Target Maturity Fund Units
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets			54
Level 1 | Quoted Debt Securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	898		1,533
Level 1 | Quoted Equity Securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	6		7
Level 2 | Derivative Financial Instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	63		7
Level 2 | Quoted Debt Securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	83		69
Level 2 | Certificates of Deposit
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	844		410
Level 2 | commercial paper
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	127		426
Level 2 | Derivative Financial Instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	9		23
Level 3 | Financial Liability Under Option Arrangements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	93		77		$ 72	$ 73
Level 3 | Other Liabilities Including Contingent Consideration
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	11		3
Level 3 | Unquoted Investments Others
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	28		23
Level 3 | Unquoted Equity and Preference Securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 72		$ 23		$ 11	$ 24

[1]	On account of fair value changes including interest accrued
[2]	On account of fair value changes including interest accrued